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10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 | Fidelity Total Emerging Markets Fund
Fund Summary Fund/Class:<br/>Fidelity® Total Emerging Markets Fund/Fidelity Advisor® Total Emerging Markets Fund A, M, C, I, Z
Investment Objective
The fund seeks income and capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 - Fidelity Total Emerging Markets Fund	Fidelity Advisor Total Emerging Markets Fund: Class A		Fidelity Advisor Total Emerging Markets Fund: Class M		Fidelity Advisor Total Emerging Markets Fund: Class C		Fidelity Advisor Total Emerging Markets Fund: Class I	Fidelity Advisor Total Emerging Markets Fund: Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 - Fidelity Total Emerging Markets Fund	Fidelity Advisor Total Emerging Markets Fund: Class A	Fidelity Advisor Total Emerging Markets Fund: Class M	Fidelity Advisor Total Emerging Markets Fund: Class C	Fidelity Advisor Total Emerging Markets Fund: Class I	Fidelity Advisor Total Emerging Markets Fund: Class Z
Management fee	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none	none
Other expenses	0.35%	0.43%	0.35%	0.32%	0.19%
Total annual operating expenses	1.39%	1.72%	2.14%	1.11%	0.98%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 - Fidelity Total Emerging Markets Fund - USD ($)	Fidelity Advisor Total Emerging Markets Fund: Class A	Fidelity Advisor Total Emerging Markets Fund: Class M	Fidelity Advisor Total Emerging Markets Fund: Class C	Fidelity Advisor Total Emerging Markets Fund: Class I	Fidelity Advisor Total Emerging Markets Fund: Class Z
1 year	$ 708	$ 519	$ 317	$ 113	$ 100
3 years	990	873	670	353	312
5 years	1,292	1,251	1,149	612	542
10 years	$ 2,148	$ 2,309	$ 2,472	$ 1,352	$ 1,201

Hold Shares
Expense Example, No Redemption {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 - Fidelity Total Emerging Markets Fund - USD ($)	Fidelity Advisor Total Emerging Markets Fund: Class A	Fidelity Advisor Total Emerging Markets Fund: Class M	Fidelity Advisor Total Emerging Markets Fund: Class C	Fidelity Advisor Total Emerging Markets Fund: Class I	Fidelity Advisor Total Emerging Markets Fund: Class Z
1 Year	$ 708	$ 519	$ 217	$ 113	$ 100
3 Years	990	873	670	353	312
5 Years	1,292	1,251	1,149	612	542
10 Years	$ 2,148	$ 2,309	$ 2,472	$ 1,352	$ 1,201

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral.
  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.
  Allocating investments across different emerging market countries.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Geographic Concentration in China. Because the fund concentrates its investments in China, the fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. In addition, because the fund may invest a significant percentage of assets in certain industries, the fund's performance could be affected to the extent that the particular industry or industries in which the fund invests are sensitive to adverse social, political, economic, currency, or regulatory developments.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

Performance history will be available for Class Z after Class Z has been in operation for one calendar year.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	11.57%	March 31, 2012
Lowest Quarter Return	-11.13%	September 30, 2015
Year-to-Date Return	9.69%	September 30, 2019

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 - Fidelity Total Emerging Markets Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Advisor Total Emerging Markets Fund: Class A | Return Before Taxes	(19.31%)	1.03%	2.82%	Nov. 01, 2011
Fidelity Advisor Total Emerging Markets Fund: Class A | After Taxes on Distributions	(19.67%)	0.49%	2.39%	Nov. 01, 2011
Fidelity Advisor Total Emerging Markets Fund: Class A | After Taxes on Distributions and Sales	(11.10%)	0.71%	2.18%	Nov. 01, 2011
Fidelity Advisor Total Emerging Markets Fund: Class M | Return Before Taxes	(17.63%)	1.21%	2.88%	Nov. 01, 2011
Fidelity Advisor Total Emerging Markets Fund: Class C | Return Before Taxes	(15.82%)	1.46%	2.90%	Nov. 01, 2011
Fidelity Advisor Total Emerging Markets Fund: Class I | Return Before Taxes	(14.09%)	2.50%	3.95%	Nov. 01, 2011
MSCI Emerging Markets Index(reflects no deduction for fees or expenses)	(14.54%)	1.69%	2.43%
Fidelity Total Emerging Markets Composite Index℠(reflects no deduction for fees, expenses, or taxes)	(10.50%)	2.86%	3.43%
[1]	From November 1, 2011.

10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 | Fidelity Total Emerging Markets Fund | Fidelity Advisor Total Emerging Markets Fund: Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 | Fidelity Total Emerging Markets Fund | Fidelity Advisor Total Emerging Markets Fund: Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-09 | Fidelity Total Emerging Markets Fund | Fidelity Advisor Total Emerging Markets Fund: Class C
On Class C shares redeemed less than one year after purchase.